 <SUBMISSION>
      <TYPE>  N-Q
      <FILER>
            <CIK>  0000091847
            <CCC>  xxxxxxx
      </FILER>
      <INVESTMENT-CO-TYPE>  N-2
      <NOTIFY-INTERNET>  FPAFundsLegal@StateStreet.com
      <NOTIFY-INTERNET>  kcfpafinancialreporting@statestreet.com
      <NOTIFY-INTERNET>  atwood@fpafunds.com
      <NOTIFY-INTERNET>  funds@toppanmerrill.com
      <PERIOD>  03/31/2019
      <SROS>  NYSE
      <SUBMISSION-CONTACT>
            <NAME>  EDGAR  Advantage  Service  Team
            <PHONE>  (800)  688  -  1933
      </SUBMISSION-CONTACT>

ITEM 1. Schedule of Investments.

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS

March 31, 2019

(Unaudited)

	Shares	Fair Value
COMMON STOCKS
INTERNET MEDIA — 9.9%
Alphabet, Inc. (Class A)(a)	6,500	$7,649,785
Alphabet, Inc. (Class C)(a)	6,542	7,675,794
Baidu, Inc. (ADR) (China)(a)	48,480	7,991,928
Facebook, Inc. (Class A)(a)	45,470	7,579,394
Naspers, Ltd. (N Shares) (South Africa)	16,798	3,879,289
		$34,776,190
DIVERSIFIED BANKS — 6.1%
Bank of America Corp.	301,690	$8,323,627
Citigroup, Inc.	141,320	8,792,931
Royal Bank of Scotland Group plc (Britain)	1,331,100	4,282,216
		$21,398,774
SEMICONDUCTOR DEVICES — 5.9%
Analog Devices, Inc.	92,330	$9,719,579
Broadcom, Inc.	36,947	11,110,333
		$20,829,912
AIRCRAFT & PARTS — 5.5%
Arconic, Inc.	509,820	$9,742,660
United Technologies Corp.	75,490	9,729,906
		$19,472,566
CABLE & SATELLITE — 4.8%
Charter Communications, Inc. (Class A)(a)	22,311	$7,739,909
Comcast Corp. (Class A)	228,440	9,133,031
		$16,872,940
CEMENT & AGGREGATES — 3.8%
HeidelbergCement AG (Germany)	83,480	$6,008,181
LafargeHolcim Ltd. (Switzerland)(a)	150,190	7,419,378
		$13,427,559
P&C INSURANCE — 3.6%
American International Group, Inc.	291,650	$12,558,449

ELECTRICAL COMPONENTS — 2.1%
TE Connectivity, Ltd. (Switzerland)	91,860	$7,417,695

INVESTMENT COMPANIES — 2.1%
Groupe Bruxelles Lambert SA (Belgium)	74,640	$7,252,471

INFRASTRUCTURE SOFTWARE — 2.1%
Microsoft Corp.	61,260	$7,225,005

MIDSTREAM - OIL & GAS — 1.9%
Kinder Morgan, Inc.	326,330	$6,529,863

BANKS — 1.7%
Wells Fargo & Co.	123,500	$5,967,520

See Notes to Financial Statements

	Shares or Principal Amount	Fair Value
COMMON STOCKS — Continued
INSURANCE BROKERS — 1.7%
Aon plc (Britain)	34,392	$5,870,715

GENERIC PHARMACEUTICALS — 1.6%
Mylan NV(a)	193,570	$5,485,774

E-COMMERCE DISCRETIONARY — 1.5%
JD.com, Inc. (ADR) (China)(a)	178,580	$5,384,187

MINING SERVICES — 1.5%
Glencore plc (Switzerland)	1,275,150	$5,280,573

CONSUMER FINANCE — 1.5%
Ally Financial, Inc.	188,660	$5,186,263

HOME IMPROVEMENT — 1.2%
Mohawk Industries, Inc.(a)	34,236	$4,318,871

APPLICATION SOFTWARE — 0.7%
Nexon Co. Ltd. (Japan)(a)	169,000	$2,644,104

FOOD & DRUG STORES — 0.6%
Jardine Strategic Holdings, Ltd. (Hong Kong)	54,710	$2,047,795

BASE METALS — 0.2%
Alcoa Corp.(a)	24,650	$694,144

TOTAL COMMON STOCKS — 60.0% (Cost $186,312,141)		$210,641,370
CLOSED END FUND — 2.7%
INTERNET MEDIA — 2.7%
Altaba, Inc.(a) (Cost $7,537,310)	126,820	$9,399,899

BONDS & DEBENTURES

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.8%
AGENCY — 0.1%
Government National Mortgage Association 2011-49 A — 2.45% 7/16/2038	$12,617	$12,590
Government National Mortgage Association 2010-161 B — 3.00% 7/16/2040	79,128	78,886
Government National Mortgage Association 2011-9 C, VRN — 3.512% 9/16/2041(b)	110,714	111,498
		$202,974
AGENCY STRIPPED — 2.2%
Government National Mortgage Association 2014-171 IO — 0.666% 11/16/2055(b)	$15,211,948	$520,913
Government National Mortgage Association 2012-79 IO — 0.674% 3/16/2053(b)	6,156,267	195,125
Government National Mortgage Association 2012-58 IO — 0.70% 2/16/2053(b)	11,809,491	335,742
Government National Mortgage Association 2015-86 IO — 0.762% 5/16/2052(b)	2,842,528	140,256

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Government National Mortgage Association 2012-114 IO — 0.766% 1/16/2053(b)	$14,878,798	$673,525
Government National Mortgage Association 2015-19 IO — 0.772% 1/16/2057(b)	7,439,330	395,606
Government National Mortgage Association 2012-109 IO — 0.778% 10/16/2053(b)	12,401,898	354,387
Government National Mortgage Association 2014-153 IO — 0.79% 4/16/2056(b)	10,846,660	542,271
Government National Mortgage Association 2013-146 IO — 0.795% 11/16/2048(b)	15,758,606	530,439
Government National Mortgage Association 2013-74 IO — 0.795% 12/16/2053(b)	18,511,465	828,677
Government National Mortgage Association 2014-187 IO — 0.881% 5/16/2056(b)	6,249,294	333,101
Government National Mortgage Association 2015-169 IO — 0.925% 7/16/2057(b)	2,145,569	133,276
Government National Mortgage Association 2015-114 IO — 0.937% 3/15/2057(b)	2,061,190	120,378
Government National Mortgage Association 2015-108 IO — 0.946% 10/16/2056(b)	8,064,437	458,869
Government National Mortgage Association 2016-65 IO — 1.002% 1/16/2058(b)	6,245,890	469,050
Government National Mortgage Association 2016-106 IO — 1.031% 9/16/2058(b)	6,322,168	469,744
Government National Mortgage Association 2016-125 IO — 1.062% 12/16/2057(b)	3,661,416	285,958
Government National Mortgage Association — 3.10% 5/16/2059	1,156,000	1,151,888
		$7,939,205
NON-AGENCY — 1.5%
Aventura Mall Trust M 2013-AVM A — 3.743% 12/5/2032(b)(c)	$970,000	$986,363
Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7 B — 5.142% 2/11/2041(b)	120,799	121,103
Citigroup Commercial Mortgage Trust 2017-C4 A2 — 3.19% 10/12/2050	408,000	412,671
COMM Mortgage Trust 2014-FL5 B, 1M LIBOR + 2.150% — 3.875% 10/15/2031(b)(c)	25,013	24,942
COMM Mortgage Trust 2014-FL5 C, 1M LIBOR + 2.150% — 3.875% 10/15/2031(b)(c)	226,000	224,906
Credit Suisse Commercial Mortgage Trust Series 2016-MFF E, 1M LIBOR + 6.000% — 8.484% 11/15/2033(b)(c)	878,000	877,337
DBUBS Mortgage Trust 2011-LC2A A4 — 4.537% 7/10/2044(c)	1,082,030	1,113,869
Latitude Management Real Estate Capita 2016-CRE2 A, 1M LIBOR + 1.700% — 4.19% 11/24/2031(b)(c)	383,879	384,812
Madison Avenue Trust M 2013-650M A — 3.843% 10/12/2032(c)	277,000	280,864
WFRBS Commercial Mortgage Trust 2013-UBS1 A3 — 3.591% 3/15/2046	737,000	744,710
		$5,171,577

TOTAL COMMERICAL MORTGAGE-BACKED SECURITIES (Cost $13,583,900)		$13,313,756

RESIDENTIAL MORTGAGE-BACKED SECURITIES — 9.3%
AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 1.6%
Federal Home Loan Mortgage Corp. 4302 AE — 2.00% 11/15/2029	$336,905	$332,766
Federal Home Loan Mortgage Corp. 4664 TA — 3.00% 9/15/2037	156,681	157,384
Federal Home Loan Mortgage Corp. 4504 DN — 3.00% 10/15/2040	305,019	306,495
Federal Home Loan Mortgage Corp. 3862 MB — 3.50% 5/15/2026	441,859	451,358
Federal National Mortgage Association 2012-117 DA — 1.50% 12/25/2039	99,569	91,489
Federal National Mortgage Association 2014-89 LB — 2.00% 6/25/2042	95,678	93,531
Federal National Mortgage Association 2011-61 B — 3.00% 7/25/2026	248,000	250,586
Federal National Mortgage Association 2017-30 G — 3.00% 7/25/2040	232,640	232,615
Federal National Mortgage Association 2013-93 PJ — 3.00% 7/25/2042	48,354	48,731
Federal National Mortgage Association 2017-16 JA — 3.00% 2/25/2043	642,729	642,215
Federal National Mortgage Association 2018-16 HA — 3.00% 7/25/2043	589,234	589,171
Federal National Mortgage Association 2014-4 KA — 3.00% 1/25/2044	74,147	74,069
Federal National Mortgage Association 2011-98 VE — 3.50% 6/25/2026	329,000	333,134
Federal National Mortgage Association 2011-80 KB — 3.50% 8/25/2026	327,000	331,706
Federal National Mortgage Association 2017-45 KD — 3.50% 2/25/2044	481,892	486,805
Federal National Mortgage Association 2017-52 KC — 3.50% 4/25/2044	472,071	477,012

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Federal National Mortgage Association 2017-59 DC — 3.50% 5/25/2044	$670,911	$677,746
Federal National Mortgage Association 2003-78 B — 5.00% 8/25/2023	168,402	175,584
		$5,752,397
AGENCY POOL FIXED RATE — 4.9%
Federal Home Loan Mortgage Corp. G16178 — 2.50% 11/1/2028	$513,844	$514,115
Federal Home Loan Mortgage Corp. G16618 — 2.50% 1/1/2030	848,158	848,606
Federal Home Loan Mortgage Corp. J16678 — 3.00% 9/1/2026	116,125	117,238
Federal Home Loan Mortgage Corp. J17544 — 3.00% 12/1/2026	159,021	161,030
Federal Home Loan Mortgage Corp. G16406 — 3.00% 1/1/2028	501,401	508,834
Federal Home Loan Mortgage Corp. G16620 — 3.00% 8/1/2028	215,797	218,659
Federal Home Loan Mortgage Corp. G16478 — 3.00% 5/1/2030	691,576	698,802
Federal Home Loan Mortgage Corp. G16473 — 3.50% 1/1/2028	814,219	836,109
Federal Home Loan Mortgage Corp. G16613 — 3.50% 8/1/2028	204,203	209,502
Federal Home Loan Mortgage Corp. V62149 — 3.50% 9/1/2028	138,685	142,197
Federal Home Loan Mortgage Corp. J26472 — 3.50% 11/1/2028	164,291	168,914
Federal Home Loan Mortgage Corp. G13122 — 5.00% 4/1/2023	154,027	158,926
Federal Home Loan Mortgage Corp. G13145 — 5.50% 4/1/2023	294,224	304,255
Federal National Mortgage Association MA1212 — 2.50% 10/1/2022	241,195	241,681
Federal National Mortgage Association AR6882 — 2.50% 2/1/2028	87,280	87,278
Federal National Mortgage Association BM4386 — 2.50% 8/1/2030	328,231	328,226
Federal National Mortgage Association AJ6973 — 3.00% 11/1/2026	39,974	40,360
Federal National Mortgage Association AJ9387 — 3.00% 12/1/2026	20,404	20,601
Federal National Mortgage Association AU3826 — 3.00% 12/1/2026	592,024	598,289
Federal National Mortgage Association AL1345 — 3.00% 2/1/2027	37,001	37,358
Federal National Mortgage Association AB4673 — 3.00% 3/1/2027	40,348	40,826
Federal National Mortgage Association AK9467 — 3.00% 3/1/2027	42,809	43,222
Federal National Mortgage Association AB8890 — 3.00% 4/1/2028	184,899	186,973
Federal National Mortgage Association AL4693 — 3.00% 8/1/2028	35,771	36,117
Federal National Mortgage Association MA3480 — 3.00% 8/1/2028	147,152	148,987
Federal National Mortgage Association AU6681 — 3.00% 9/1/2028	342,748	346,808
Federal National Mortgage Association AU6682 — 3.00% 9/1/2028	1,726,008	1,746,452
Federal National Mortgage Association MA3485 — 3.00% 9/1/2028	74,407	75,265
Federal National Mortgage Association 890837 — 3.00% 10/1/2028	410,515	415,121
Federal National Mortgage Association BM4485 — 3.00% 9/1/2030	1,123,699	1,136,307
Federal National Mortgage Association BM3539 — 3.00% 10/1/2030	844,932	855,204
Federal National Mortgage Association BM4536 — 3.00% 8/1/2031	1,211,549	1,225,899
Federal National Mortgage Association BM3973 — 3.00% 4/1/2032	1,223,645	1,238,139
Federal National Mortgage Association AB2446 — 3.50% 3/1/2026	227,537	232,668
Federal National Mortgage Association MA3075 — 3.50% 7/1/2027	740,743	760,439
Federal National Mortgage Association MA3132 — 3.50% 9/1/2027	160,688	164,860
Federal National Mortgage Association MA3251 — 3.50% 1/1/2028	199,752	204,938
Federal National Mortgage Association MA3321 — 3.50% 3/1/2028	112,011	114,920
Federal National Mortgage Association CA1631 — 3.50% 10/1/2028	195,777	200,555
Federal National Mortgage Association MA3514 — 3.50% 11/1/2028	479,205	490,898
Federal National Mortgage Association MA3542 — 3.50% 12/1/2028	433,153	443,724
Federal National Mortgage Association BM1231 — 3.50% 11/1/2031	396,796	406,975
Federal National Mortgage Association AE0286 — 5.00% 4/1/2025	168,439	173,996
Federal National Mortgage Association AL7725 — 5.00% 9/1/2025	242,394	249,284
		$17,179,557
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION — 2.8%
CIM Trust 2017-7 A, VRN — 3.00% 4/25/2057(b)(c)	$691,910	$685,591

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
CIM Trust 2018-R3 A1, VRN — 5.00% 12/25/2057(b)(c)	$1,051,843	$1,094,074
Citigroup Mortgage Loan Trust, Inc. 2014-A A — 4.00% 1/25/2035(b)(c)	202,223	206,182
Finance of America Structured Securities Trust 2018-HB1 M1, VRN — 3.774% 9/25/2028(b)(c)(d)	355,000	355,923
Mill City Mortgage Loan Trust 2018-2 A1, VRN — 3.50% 5/25/2058(b)(c)	1,012,979	1,014,415
Mill City Mortgage Loan Trust 2018-3 A1, VRN — 3.50% 8/25/2058(b)(c)	540,847	541,359
Nationstar HECM Loan Trust 2017-2A M1 — 2.815% 9/25/2027(b)(c)	316,000	313,531
Nationstar HECM Loan Trust 2018-2A M1, VRN — 3.552% 7/25/2028	188,000	189,461
Nomura Resecuritization Trust 2016-1R 3A1 — 5.00% 9/28/2036(b)(c)	105,363	107,006
Towd Point Mortgage Trust 2016-3 A1 — 2.25% 4/25/2056(b)(c)	393,292	386,233
Towd Point Mortgage Trust 2015-5 A1B, VRN — 2.75% 5/25/2055(b)(c)	165,329	163,725
Towd Point Mortgage Trust 2015-3 A1B, VRN — 3.00% 3/25/2054(b)(c)	263,442	261,753
Towd Point Mortgage Trust 2018-1 A1, VRN — 3.00% 1/25/2058(b)(c)	772,474	764,527
Towd Point Mortgage Trust 2018-2 A1, VRN — 3.25% 3/25/2058(b)(c)	1,242,234	1,237,351
Towd Point Mortgage Trust 2018-5 A1A, VRN — 3.25% 7/25/2058(b)(c)	1,211,158	1,206,534
Towd Point Mortgage Trust 2018-6 A1A, VRN — 3.75% 3/25/2058(b)(c)	1,197,576	1,207,872
		$9,735,537

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost $32,427,299)		$32,667,491

ASSET-BACKED SECURITIES — 15.9%
AUTO — 2.9%
Ally Auto Receivables Trust 2017-1 B — 2.35% 3/15/2022	$101,000	$100,102
Ally Auto Receivables Trust 2017-1 C — 2.48% 5/16/2022	191,000	189,573
AmeriCredit Automobile Receivables Trust 2017-1 C — 2.71% 8/18/2022	203,000	202,551
CarMax Auto Owner Trust 2018-1 A3 — 2.48% 11/15/2022	474,000	473,661
CarMax Auto Owner Trust 2018-2 A3 — 2.98% 1/17/2023	536,000	539,615
CarMax Auto Owner Trust 2019-1 A4 — 3.26% 8/15/2024	463,000	468,383
CarMax Auto Owner Trust 2019-1 B — 3.45% 11/15/2024	249,000	251,962
CarMax Auto Owner Trust 2018-4 A4 — 3.48% 2/15/2024	492,000	504,780
Credit Acceptance Auto Loan Trust 2017-3A A — 2.65% 6/15/2026(c)	445,000	443,500
Credit Acceptance Auto Loan Trust 2016-3A B — 2.94% 10/15/2024(c)	548,000	546,262
Credit Acceptance Auto Loan Trust 2017-3A B — 3.21% 8/17/2026(c)	941,000	939,746
First Investors Auto Owner Trust 2017-1A C — 2.95% 4/17/2023(c)	219,000	217,865
GM Financial Automobile Leasing Trust 2018-1 A4 — 2.68% 12/20/2021	385,000	384,257
GM Financial Automobile Leasing Trust 2017-2 C — 2.84% 6/21/2021	100,000	99,668
Honda Auto Receivables Owner Trust 2018-1I A4 — 2.78% 5/15/2024	918,000	920,683
Hyundai Auto Lease Securitization Trust 2018-A A4 — 2.89% 3/15/2022(c)	576,000	576,275
Hyundai Auto Receivables Trust 2018-A A4 — 2.94% 6/17/2024	656,000	661,812
Mercedes-Benz Auto Lease Trust 2018-A A4 — 2.51% 10/16/2023	158,000	157,711
Prestige Auto Receivables Trust 2017-1A C — 2.81% 1/17/2023(c)	787,000	781,146
Prestige Auto Receivables Trust 2016-2A C — 2.88% 11/15/2022(c)	327,000	326,131
Westlake Automobile Receivables Trust 2018-1A C — 2.92% 5/15/2023(c)	310,000	309,767
World Omni Auto Receivables — 3.34% 6/16/2025	196,000	198,605
World Omni Auto Receivables Trust 2018-A A3 — 2.50% 4/17/2023	773,000	769,599
		$10,063,654
COLLATERALIZED LOAN OBLIGATION — 5.0%
Adams Mill CLO Ltd. 2014-1A B2R — 3.35% 7/15/2026(c)	$250,000	$245,039
B&M CLO Ltd. 2014-1A A2R, FRN — 4.379% 4/16/2026(b)(c)	287,000	287,098

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
Black Diamond CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.150% — 3.923% 10/17/2026(b)(c)	$799,301	$799,293
Cerberus Loan Funding XVIII LP 2017-1A A, 3M USD LIBOR + 1.750% — 4.537% 4/15/2027	1,138,000	1,138,475
Cerberus Loan Funding XXI LP 2017-4A A, FRN — 4.237% 10/15/2027(b)(c)	857,000	856,993
Elm Trust 2016-1A A2 — 4.163% 6/20/2025(c)	243,238	243,479
Elm Trust 2018-2A A2 — 4.605% 10/20/2027(c)	513,000	518,368
Fortress Credit Opportunities IX CLO Ltd. 2017-9A A1T, FRN — 4.234% 11/15/2029(b)(c)	683,000	678,845
Fortress Credit Opportunities IX CLO Ltd. 2017-9A E, FRN — 9.934% 11/15/2029(b)(c)	328,000	312,619
Fortress Credit Opportunities VII CLO Ltd. 2016-7I E, 3M USD LIBOR + 7.490% — 10.101% 12/15/2028(b)(c)	561,000	508,526
Halcyon Loan Advisors Funding 2014-3A AR, 3M USD LIBOR + 1.100% — 3.861% 10/22/2025(b)(c)	386,208	386,060
Halcyon Loan Advisors Funding 2015-1A AR, FRN — 3.681% 4/20/2027(b)(c)	1,304,000	1,298,472
Halcyon Loan Advisors Funding 2015-3A A1R, 3M USD LIBOR + 0.90% — 3.68% 10/18/2027(b)(c)	1,089,000	1,083,295
Hercules Capital Funding Trust 2018-1A A — 4.605% 11/22/2027(c)	485,000	495,738
Hercules Capital Funding Trust 2019-1A A — 4.703% 2/20/2028(c)	910,000	918,675
Ivy Hill Middle Market Credit Fund VII Ltd. — 4.03% 7/18/2030(b)(c)	604,000	602,851
Ivy Hill Middle Market Credit Fund VII Ltd. 7A AR, FRN — 4.291% 10/20/2029(b)(c)	250,000	249,372
Oaktree CLO Ltd. 2014-2A A1BR — 2.953% 10/20/2026(c)	258,675	256,564
Saranac CLO III Ltd. 2014-3A ALR, FRN — 3.707% 6/22/2030(b)(c)	632,000	634,638
Senior Credit Fund SPV LLC 2016-1A — 4.83% 12/19/2025	882,115	882,429
Silvermore CLO Ltd. 2014-1A A1R, 3M USD LIBOR + 1.170% — 3.854% 5/15/2026(b)(c)	493,904	493,919
Symphony CLO XII Ltd. 2013-12A B2R — 3.389% 10/15/2025(c)	427,000	421,200
Telos CLO 2013-3A AR, 3M USD LIBOR + 1.300% — 4.073% 7/17/2026(b)(c)	474,000	474,022
Telos CLO 2013-3A BR, 3M USD LIBOR + 2.000% — 4.773% 7/17/2026(b)(c)	550,000	548,957
Telos CLO Ltd. 2014-5A A1R, FRN — 3.723% 4/17/2028(b)(c)	828,000	821,972
THL Credit Wind River CLO Ltd. 2016-1A AR, FRN — 3.837% 7/15/2028(b)	640,000	636,904
VCO CLO LLC 2018-1A A, FRN — 4.261% 7/20/2030(b)(c)	607,000	607,774
Wellfleet CLO Ltd. 2016-1A AR, FRN — 3.671% 4/20/2028(b)(c)	629,000	622,991
West CLO Ltd. 2014-2A A1BR — 2.724% 1/16/2027(c)	233,000	230,456
West CLO Ltd. 2013-1A A2BR — 3.393% 11/7/2025(c)	250,000	247,094
Zais CLO 2 Ltd. 2014-2A A1BR — 2.92% 7/25/2026(c)	216,409	214,625
		$17,716,743
CREDIT CARD — 0.9%
American Express Credit Account Master Trust 2017-6 B — 2.20% 5/15/2023	$1,002,000	$992,204
Golden Credit Card Trust 2018-1A A — 2.62% 1/15/2023(c)	798,000	796,022
Synchrony Card Issuance Trust 2018-A1 A1 — 3.38% 9/15/2024	1,279,000	1,301,585
		$3,089,811
EQUIPMENT — 4.0%
ARI Fleet Lease Trust 2018-A A3 — 2.84% 10/15/2026(c)	$340,000	$340,073
Ascentium Equipment Receivables Trust 2017-2A A3 — 2.31% 12/10/2021(c)	288,000	285,563
Avis Budget Rental Car Funding AESOP LLC 2015-1A A — 2.50% 7/20/2021(c)	1,282,000	1,276,334
Avis Budget Rental Car Funding AESOP LLC 2015-2A A — 2.63% 12/20/2021(c)	616,000	612,907
Avis Budget Rental Car Funding AESOP LLC 2019-1A A — 3.45% 3/20/2023(c)	238,000	240,417
Chesapeake Funding II LLC 2017-4A A1 — 2.12% 11/15/2029(c)	526,593	521,745
Coinstar Funding LLC Series 2017-1A A2 — 5.216% 4/25/2047(c)	224,010	227,695
Enterprise Fleet Financing LLC 2017-1 A3 — 2.60% 7/20/2022(c)	275,000	273,999

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 A4 — 2.36% 1/20/2023(c)	$177,000	$175,837
GreatAmerica Leasing Receivables Funding LLC Series 2018-1 A4 — 2.83% 6/17/2024	210,000	209,967
GreatAmerica Leasing Receivables Funding LLC Series 2017-1 C — 2.89% 1/22/2024(c)	250,000	249,170
Hertz Fleet Lease Funding LP 2018-1 A2 — 3.23% 5/10/2032(c)	409,000	409,748
John Deere Owner Trust 2018-B A4 — 3.23% 6/16/2025	620,000	629,126
John Deere Owner Trust 2018 2018-A A4 — 2.91% 1/15/2025	598,000	601,982
John Deere Owner Trust 2019 A A4 — 3.24% 1/15/2026	236,000	238,256
Kubota Credit Owner Trust 2018-1A A3 — 3.10% 8/15/2022(c)	1,009,000	1,012,617
MMAF Equipment Finance LLC 2017-B A3 — 2.21% 10/17/2022(c)	499,000	495,389
NextGear Floorplan Master Owner Trust 2017-2A B — 3.02% 10/17/2022(c)	498,000	496,394
NextGear Floorplan Master Owner Trust 2018-1A A2 — 3.22% 2/15/2023(c)	300,000	300,915
Prop Series 2017-1A — 5.30% 3/15/2042(d)	692,026	680,713
Verizon Owner Trust 2017-2A B — 2.22% 12/20/2021	645,000	640,195
Verizon Owner Trust 2017-1A B — 2.45% 9/20/2021(c)	918,000	913,182
Verizon Owner Trust 2018-1A B — 3.05% 9/20/2022(c)	553,000	555,755
Verizon Owner Trust 2018-A B — 3.38% 4/20/2023	593,000	603,294
Verizon Owner Trust 2019 A A1A — 2.93% 9/20/2023	652,000	657,009
Verizon Owner Trust 2019 A B — 3.02% 9/20/2023	296,000	298,488
Volvo Financial Equipment LLC Series 2017-1A A4 — 2.21% 11/15/2021(c)	159,000	157,825
Volvo Financial Equipment LLC Series 2018-1A A3 — 2.54% 2/15/2022(c)	987,000	985,246
Wheels SPV 2 LLC 2018-1A A3 — 3.24% 4/20/2027(c)	291,000	293,980
		$14,383,821
OTHER — 3.1%
Conn Funding II LP 2017-B B — 4.52% 4/15/2021(c)	$109,678	$110,007
New Residential Advance Receivables Trust 2016-T4 AT4 — 3.107% 12/15/2050(c)	1,345,000	1,346,395
New Residential Advance Receivables Trust Advance Receivables Backed Notes 2017-T1 AT1 — 3.214% 2/15/2051(c)	1,262,000	1,265,512
New Residential Mortgage LLC 2018-FNT1 A — 3.61% 5/25/2023(c)	661,575	663,946
New Residential Mortgage LLC 2018-FNT2 A — 3.79% 7/25/2054(c)	770,816	777,292
NRZ Excess Spread-Collateralized Notes Series 2018-PLS1 A — 3.193% 1/25/2023(c)	330,298	328,792
NRZ Excess Spread-Collateralized Notes Series 2018-PLS2 A — 3.265% 2/25/2023(c)	372,269	371,004
Panhandle-Plains Student Finance Corp. 2001-1 A2 — 2.29% 12/1/2031(b)(d)	500,000	496,875
PFS Financing Corp. 2017-BA A2 — 2.22% 7/15/2022(c)	588,000	581,118
PFS Financing Corp. 2017-D A — 2.40% 10/17/2022(c)	430,000	427,287
PFS Financing Corp. 2017-BA B — 2.57% 7/15/2022(c)	195,000	193,260
PFS Financing Corp. 2017-D B — 2.74% 10/17/2022(c)	202,000	200,570
PFS Financing Corp. 2018-B A — 2.89% 2/15/2023(c)	1,085,000	1,081,329
PFS Financing Corp. 2018-B B — 3.08% 2/15/2023(c)	191,000	190,853
PFS Financing Corp. 2018-D A — 3.19% 4/17/2023(c)	846,000	850,935
PFS Financing Corp. 2018-D B — 3.45% 4/17/2023(c)	421,000	423,147
PFS Financing Corp. 2018-F A — 3.52% 10/16/2023(c)	698,000	709,014
PFS Financing Corp. 2018-F B — 3.77% 10/16/2023(c)	126,000	128,164
Unison Ground Lease Funding LLC 2013-1 B — 5.78% 3/15/2043(c)(d)	349,000	346,647
WCP ISSUER LLC 2013-1 B — 6.657% 8/15/2043(c)(d)	409,000	409,088
		$10,901,235

TOTAL ASSET-BACKED SECURITIES (Cost $56,103,826)		$56,155,264

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
CORPORATE BONDS & NOTES — 0.7%
COMMUNICATIONS — 0.2%
Cisco Systems, Inc. — 2.45% 6/15/2020	$496,000	$495,056

CONSUMER, CYCLICAL — 0.0%
Continental Airlines 2000-1 Class B Pass Through Trust — 8.388% 5/1/2022	$753	$823
Northwest Airlines 1999-2 Class C Pass Through Trust — 8.304% 9/1/2010(d)(e)	244,616	—
		$823
CONSUMER, NON-CYCLICAL — 0.1%
StoneMor Partners LP / Cornerstone Family Services of West Virginia Subsidiary — 7.875% 6/1/2021	$540,000	$485,527

ENERGY — 0.3%
Bristow Group, Inc. — 8.75% 3/1/2023(c)	$287,000	$208,793
PHI, Inc. — 5.25% 3/15/2019	1,309,000	814,852
		$1,023,645
INDUSTRIAL — 0.1%
Manitowoc Co., Inc. (The) — 12.75% 8/15/2021(c)	$221,000	$235,444

TECHNOLOGY — 0.0%
Oracle Corp. — 3.875% 7/15/2020	$21,000	$21,346

TOTAL CORPORATE BONDS & NOTES (Cost $2,993,707)		$2,261,841

CORPORATE BANK DEBT — 1.5%
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025(f)	$435,000	$424,125
BJ Services Inc. 3M USD LIBOR + 7.000% — 9.65% 1/3/2023(d)(e)(f)	1,150,000	1,138,989
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 9.50% 12/31/2022(f)	376,000	380,072
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023(f)	580,123	510,508
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024(f)	294,673	291,210
MB2LTL, 3M USD LIBOR + 9.250% — 11.88% 11/30/2023(d)(f)	184,000	184,920
OTGTL, 3M USD LIBOR 7.000% — 9.744% 8/23/2021(d)(f)	677,000	674,928
SDTL, 11/22/2021(d)(f)
1M USD LIBOR + 4.500% — 6.999%	156,472	156,108
6M USD LIBOR + 4.500% — 7.383%	161,500	161,124
Transform SR Holdings LLC Term Loan B, 1M LIBOR + 7.250% — 9.741% 2/11/2024(f)	159,000	157,496
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.601% 9/9/2021(f)	552,217	554,525
ZW1L, 1M USD LIBOR + 5.000% — 7.50% 11/16/2022(d)(f)	361,675	362,127
ZW2L, 1M USD LIBOR + 9.000% — 11.49% 11/16/2023(d)(f)	130,000	130,651

TOTAL CORPORATE BANK DEBT (Cost $5,163,160)		$5,126,783

U.S. TREASURIES — 1.6%
U.S. Treasury Notes — 1.875% 8/31/2022	$1,937,000	$1,914,679
U.S. Treasury Notes — 1.875% 9/30/2022	1,918,000	1,895,974

See Notes to Financial Statements

	Principal Amount	Fair Value
BONDS & DEBENTURES — Continued
U.S. Treasury Notes — 2.00% 7/31/2022	$1,922,000	$1,908,248

TOTAL U.S. TREASURIES (Cost $5,573,165)		$5,718,901

TOTAL BONDS & DEBENTURES — 32.8% (Cost $115,845,057)		$115,244,036

TOTAL INVESTMENT SECURITIES — 95.5% (Cost $309,694,508)		$335,285,305

SHORT-TERM INVESTMENTS — 4.4%
State Street Bank Repurchase Agreement — 0.50% 4/1/2019
(Dated 03/29/2019, repurchase price of $15,300,638, collateralized by $15,530,000 principal amount U.S. Treasury Notes - 2.125% - 2.375% 2022, fair value $15,609,173)	$15,300,000	$15,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $15,300,000)		$15,300,000

TOTAL INVESTMENTS — 99.9% (Cost $324,994,508)		$350,585,305
Other Assets and Liabilities, net — 0.1%		325,829
NET ASSETS — 100.0% — NOTE 2		$350,911,134

(a)	Non-income producing security.
(b)

Variable/Floating Rate Security — The rate shown is based on the latest available information as of March 31, 2019. For Senior Loan Notes, the rate shown may represent a weighted average interest rate. Certain variable rate securities are not based on a published rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	Investments categorized as a significant unobservable input (Level 3) (See Note F of the Notes to Financial Statements).
(e)

These securities have been valued in good faith under policies adopted by authority of the Board of Director in accordance with the Fund’s fair value procedures. These securities constituted 0.32% of total net assets at March 31, 2019.

(f)

Restricted securities. These restricted securities constituted 1.46% of total net assets at March 31, 2019, most of which are considered liquid by the Adviser. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under policies adopted by authority of the Fund’s Board of Directors.

See Notes to Financial Statements

SOURCE CAPITAL, INC.

PORTFOLIO OF INVESTMENTS — RESTRICTED SECURITIES

March 31, 2019

(Unaudited)

Issuer	Acquisition Date (s)	Cost	Fair Value	Fair Value as a % of Net Assets
ABG Intermediate Holdings 2 LLC, 1M USD LIBOR + 7.750% — 10.249% 9/29/2025	09/26/2017, 04/11/2018, 07/03/2018, 06/21/2018, 11/02/2018, 12/03/2018	$434,569	$424,125	0.12%
BJ Services Inc. 3M USD LIBOR + 7.000% — 9.65% 1/3/2023	1/28/2019	1,139,005	1,138,989	0.33%
General Nutrition Centers, Inc., 1M USD LIBOR + 7.000% — 9.50% 12/31/2022	12/21/2018	376,000	380,072	0.11%
JC Penney Corp., Inc., 1M USD LIBOR + 4.250% — 6.879% 6/23/2023	10/4/2017, 10/5/2017,10/6/2017, 10/11/2017, 11/19/18, 11/27/18	559,186	510,508	0.15%
Logix Holding Co. LLC TL 1L, 1M USD LIBOR + 5.750% — 8.249% 12/22/2024	08/11/2017	292,233	291,210	0.08%
MB2LTL, 3M USD LIBOR + 9.250% — 11.88% 11/30/2023	12/02/2016, 01/31/2017	181,949	184,920	0.05%
OTGTL, 3M USD LIBOR 7.000% — 9.744% 8/23/2021	08/26/2016, 02/28/2017, 05/26/2017, 06/14/2017, 08/26/2017, 08/30/2017, 11/30/2017, 01/26/2018, 03/08/2018, 05/09/2018, 05/15/2018, 06/13/2018, 07/13/2018, 08/17/2018, 10/10/2018	669,996	674,928	0.19%
SDTL, 11/22/2021
1M USD LIBOR + 4.500% — 6.999%	12/22/2016	154,653	156,108	0.04%
6M USD LIBOR + 4.500% — 7.383%	12/22/2016	159,623	161,124	0.05%
Transform SR Holdings LLC TL B, 1M USD LIBOR + 7.250% — 9.741% 2/11/2024	2/11/2019, 2/19/2019	157,420	157,496	0.04%
Xplornet Communication, Inc., 3M USD LIBOR + 4.000% — 6.601% 9/9/2021	09/08/2016, 09/20/2016, 10/7/2016, 10/14/2016 05/22/2017, 10/18/2017	550,627	554,525	0.16%
ZW1L, 1M USD LIBOR + 5.000% — 7.50% 11/16/2022	11/17/2016	359,334	362,127	0.10%
ZW2L, 1M USD LIBOR + 9.000% — 11.49% 11/16/2023	11/17/2016	128,565	130,651	0.04%
TOTAL RESTRICTED SECURITIES		$5,163,160	$5,126,783	1.46%

See Notes to Financial Statements.

NOTE 1 — Disclosure of Fair Value Measurements

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities.  Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued each day at the official closing price of, or the last reported sale price on, the exchange or market on which such securities principally are traded, as of the close of business on that day.  If there have been no sales that day, equity securities are generally valued at the last available bid price.  Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter (“OTC”) market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price.  However, most fixed income securities are generally valued at prices obtained from pricing vendors and brokers.  Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by the authority of the Fund’s Board of Directors. Various inputs may be reviewed in order to make a good faith determination of a security’s value.  These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.  Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies.  Level 1 values are based on quoted market prices in active markets for identical assets.  Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs as noted above including spreads, cash flows, financial performance, prepayments, defaults, collateral, credit enhancements, and interest rate volatility.  Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets.  The valuation levels are not necessarily an indication of the risk associated with investing in those securities.  The following table presents the valuation levels of the Fund’s investments as of March 31, 2019:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks
Internet Media	$34,776,190	—	—	$34,776,190
Diversified Banks	21,398,774	—	—	21,398,774
Semiconductor Devices	20,829,912	—	—	20,829,912
Aircraft & Parts	19,472,566	—	—	19,472,566
Cable & Satellite	16,872,940	—	—	16,872,940
Cement & Aggregates	13,427,559	—	—	13,427,559
P&C Insurance	12,558,449	—	—	12,558,449
Electrical Components	7,417,695	—	—	7,417,695
Investment Companies	7,252,471	—	—	7,252,471
Infrastructure Software	7,225,005	—	—	7,225,005
Midstream - Oil & Gas	6,529,863	—	—	6,529,863
Banks	5,967,520	—	—	5,967,520
Insurance Brokers	5,870,715	—	—	5,870,715
Generic Pharmaceuticals	5,485,774	—	—	5,485,774
E-Commerce Discretionary	5,384,187	—	—	5,384,187
Mining Services	5,280,573	—	—	5,280,573
Consumer Finance	5,186,263	—	—	5,186,263
Home Improvement	4,318,871	—	—	4,318,871
Application Software	2,644,104	—	—	2,644,104
Food & Drug Stores	2,047,795	—	—	2,047,795
Base Metals	694,144	—	—	694,144
Closed End Fund
Internet Media	9,399,899	—	—	9,399,899
Commercial Mortgage-Backed Securities
Agency	—	$202,974	—	202,974
Agency Stripped	—	7,939,205	—	7,939,205
Non-Agency	—	5,171,577	—	5,171,577
Residential Mortgage-Backed Securities
Agency Collateralized Mortgage Obligation	—	5,752,397	—	5,752,397
Agency Pool Fixed Rate	—	17,179,557	—	17,179,557
Non-Agency Collateralized Mortgage Obligation	—	9,379,614	$355,923	9,735,537
Asset-Backed Securities
Auto	—	10,063,654	—	10,063,654
Collateralized Loan Obligation	—	17,716,743	—	17,716,743
Credit Card	—	3,089,811	—	3,089,811
Equipment	—	13,703,108	680,713	14,383,821
Other	—	9,648,625	1,252,610	10,901,235
Corporate Bonds & Notes	—	2,261,841	—	2,261,841
Corporate Bank Debt	—	2,317,936	2,808,847	5,126,783
U.S. Treasuries	—	5,718,901	—	5,718,901
Short-Term Investment	—	15,300,000	—	15,300,000
	$220,041,269	$125,445,943	$5,098,093	$350,585,305

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2019:

Investments	Beginning Value at December 31, 2018	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at March 31, 2019	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at March 31, 2019
Residential Mortgage-Backed Securities Non-Agency Collateralized Mortgage Obligation	$353,935	$1,988	—	—	—	$355,923	$1,988
Asset-Backed Securities Equipment	883,324	3,706	—	$(206,317)	—	680,713	3,586
Asset-Backed Securities Other	1,252,402	208	—	—	—	1,252,610	(212)
Corporate Bonds & Notes	100,723	(15,731)	—	(84,992)	—	—	—
Corporate Bank Debt	1,672,614	1,033	$1,454,854	(319,654)	—	2,808,847	(642)
	$4,262,998	$(8,796)	$1,454,854	$(610,963)	—	$5,098,093	$4,720

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Directors. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any.  However, there are generally no observable trade activities in these securities.  The Adviser reports to the Board of Directors at their regularly scheduled quarterly meetings, or more often if warranted.  The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used.  When appropriate, the Adviser will recommend changes to the procedures and process employed.  The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at fair value as of the end of the reporting period.   There were no transfers between Levels 1, 2, or 3 during the period ended March 31, 2019.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of March 31, 2019:

Financial Assets	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Inputs	Price/Range

Residential Mortgage-Backed Securities - Non-Agency Collateralized Mortgage Obligation	$355,923	Third-Party Broker Quote (a)	Quotes/Prices	$100.26

Asset-Backed Securities - Equipment	$680,713	Third-Party Broker Quote (a)	Quotes/Prices	$98.37

Asset-Backed Securities - Other	$1,252,610	Third-Party Broker Quote (a)	Quotes/Prices	$99.33 - $100.02

Corporate Bank Debt	$2,808,847	Pricing Vendor	Prices	$99.04- $100.50

(a)  The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

NOTE 2 — Federal Income Tax

The cost of investment securities held at March 31, 2019 (excluding short-term investments), was $310,771,991 for federal income tax purposes.  Net unrealized appreciation consists of:

Gross unrealized appreciation:	$35,866,200
Gross unrealized depreciation:	(11,352,886)
Net unrealized appreciation:	$24,513,314